Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Cash and Cash Equivalents [Line Items]
Cost Method Investments	$ 4	$ 4
Cost Basis	2,663	2,879
Unrealized Gains	1	2
Unrealized Losses
Other-than- temporary Impairment	(6)	(6)
Fair Value	2,658	2,875
Cash and cash equivalents	1,579	1,549	1,527	1,791
Short-term investments	950	1,105
Long-term investments	129	221
Equity Method Investments	85	46
Bank balances
Cash and Cash Equivalents [Line Items]
Cost Basis	708	431
Unrealized Losses	0	0
Fair Value	708	431
Cash and cash equivalents	708	431
Money market funds
Cash and Cash Equivalents [Line Items]
Cost Basis		5
Unrealized Losses		0
Fair Value		5
Cash and cash equivalents		5
Bankers' acceptance
Cash and Cash Equivalents [Line Items]
Cost Basis	392	114
Unrealized Losses	0	0
Fair Value	392	114
Cash and cash equivalents	332	114
Short-term investments	60
Non-U.S. government promissory notes
Cash and Cash Equivalents [Line Items]
Cost Basis	15	50
Unrealized Losses	0	0
Fair Value	15	50
Cash and cash equivalents	15	50
Short-term investments		0
Term deposits/certificates
Cash and Cash Equivalents [Line Items]
Cost Basis		157
Unrealized Losses		0
Fair Value		157
Cash and cash equivalents		132
Short-term investments		25
Commercial Paper
Cash and Cash Equivalents [Line Items]
Cost Basis	879	629
Unrealized Losses	0	0
Fair Value	879	629
Cash and cash equivalents	253	534
Short-term investments	626	95
Non-U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis		282
Unrealized Losses		0
Fair Value		282
Cash and cash equivalents		233
Short-term investments		49
Long-term investments		0
U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	480	619
Unrealized Losses	0	0
Fair Value	480	619
Cash and cash equivalents	241	0
Short-term investments	239	602
Long-term investments	0	17
U.S. government sponsored enterprise notes
Cash and Cash Equivalents [Line Items]
Cost Basis		156
Unrealized Losses		0
Fair Value		156
Cash and cash equivalents		10
Short-term investments		146
Non-U.S. government sponsored enterprise notes
Cash and Cash Equivalents [Line Items]
Cost Basis	55	26
Unrealized Gains		0
Unrealized Losses	0	0
Fair Value	55	26
Cash and cash equivalents	30	26
Short-term investments	25	0
Long-term investments		0
Corporate notes/bonds
Cash and Cash Equivalents [Line Items]
Cost Basis	4	217
Unrealized Gains	0	1
Unrealized Losses	0	0
Fair Value	4	218
Cash and cash equivalents	0	14
Short-term investments	0	186
Long-term investments	4	18
Asset-backed securities
Cash and Cash Equivalents [Line Items]
Cost Basis		102
Unrealized Gains		0
Unrealized Losses		0
Fair Value		102
Short-term investments		2
Long-term investments		100
Auction Rate Securities
Cash and Cash Equivalents [Line Items]
Cost Basis	41	41
Unrealized Gains	1	1
Unrealized Losses	0
Other-than- temporary Impairment	(6)	(6)
Fair Value	36	36
Short-term investments	0
Long-term investments	36	36
Other investments
Cash and Cash Equivalents [Line Items]
Cost Basis	89	50
Unrealized Gains	0
Unrealized Losses	0
Fair Value	89	50
Long-term investments	$ 89	$ 50